Share Incentive Plan - Summary of Share Option Plan Activity (Details)	12 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Number of Ordinary Shares
Outstanding balance | shares	36,126,371
Granted | shares	17,560,640
Cancelled or forfeited | shares	(8,727,073)
Outstanding balance | shares	44,959,938
Exercisable | shares	22,098,025
Vested and expected to vest | shares	41,278,692
Weighted-Average Exercise Price
Outstanding | $ / shares	$ 0.99
Granted | $ / shares	0.18
Cancelled or forfeited | $ / shares	0.90
Outstanding | $ / shares	0.69
Exercisable | $ / shares	0.88
Vested and expected to vest | $ / shares	$ 0.70
Average Remaining Contractual Life (in years)
Outstanding	7 years 6 months
Exercisable	6 years 2 months 12 days
Vested and expected to vest	7 years 4 months 24 days
Aggregate Intrinsic Value
Aggregate Intrinsic Value, outstanding | $	$ 11,650
Exercisable | $	243
Vested and expected to vest | $	$ 8,308